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                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 10, 1997
                       TO PROSPECTUS DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Prospectus for Salomon Brothers Investment Series (the 'Series') entitled 'Management:'

     'On September 24, 1997, Travelers Group ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), Salomon Brothers Asset Management Limited ('SBAM Ltd.') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders. Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, SBAM Ltd. and SBAM AP, which will continue to serve as the investment adviser, and subadvisers, respectively, to the Series.'


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                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 10, 1997
           TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Statement of Additional Information for Salomon Brothers Investment Series (the 'Series') entitled 'Investment Management:'

     'On September 24, 1997, Travelers Group ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), Salomon Brothers Asset Management Limited ('SBAM Ltd.') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders. Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, SBAM Ltd. and SBAM AP, which will continue to serve as the investment adviser, and subadvisers, respectively, to the Series.'


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